Summary of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding at January 1, 2014	2,443,496
Granted	0
Forfeited	0
Exercised	(1,002,696)
Outstanding at December 31, 2014	1,440,800	2,443,496
Vested or expected to vest at December 31, 2014	1,440,800
Exercisable at December 31, 2014	1,040,800
Weighted-Average Exercise Price
Outstanding at January 1, 2014	$ 2.18
Granted	$ 0
Forfeited	$ 0
Exercised	$ 2.22
Outstanding at December 31, 2014	$ 1.64	$ 2.18
Vested or expected to vest at December 31, 2014	$ 1.64
Exercisable at December 31, 2014	$ 1.56
Weighted-Average Remaining Contractual Term
Weighted-average remaining contractual term of options outstanding	5 years 2 months 1 day	6 years 3 months 15 days
Vested or expected to vest at December 31, 2014	5 years 2 months 1 day
Exercisable at December 31, 2014	4 years
Aggregate Intrinsic Value
Outstanding at January 1, 2014	$ 6,389
Outstanding at December 31, 2014	3,698	6,389
Vested or expected to vest at December 31, 2014	3,698
Exercisable at December 31, 2014	$ 2,753